Share-Based Compensation (Details) - Schedule of RSUs Activity - Restricted Stock Units (RSUs) [Member]	6 Months Ended
Jun. 30, 2024 ¥ / shares shares
Schedule of RSUs Activity [Line Items]
Number of RSUs, Unvested Beginning | shares	895,018
Weighted Average Grant Date Fair Value, Unvested Beginning | ¥ / shares	¥ 0.02
Number of RSUs, Granted | shares
Weighted Average Grant Date Fair Value, Granted | ¥ / shares
Number of shares, Forfeited | shares	42,498
Weighted Average Grant Date Fair Value, Forfeited | ¥ / shares	¥ 0.02
Number of shares, Vested | shares
Weighted Average Grant Date Fair Value, Vested | ¥ / shares
Number of RSUs, Unvested Ending | shares	852,520
Weighted Average Grant Date Fair Value, Unvested Ending | ¥ / shares	¥ 0.02